Other Financial Assets - Summary of Other Financial Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020
Disclosure of other financial assets [line items]
Current	$ 76.5	$ 19.1
Non-current	31.6	20.2
Total other financial assets	108.1	39.3
Restricted investment [member]
Disclosure of other financial assets [line items]
Total other financial assets	15.7	14.6
Derivative financial instruments [member]
Disclosure of other financial assets [line items]
Total other financial assets	25.9	8.9
Other financial asset [member]
Disclosure of other financial assets [line items]
Total other financial assets	18.7	15.4
Advances to suppliers related to property, plant and equipment [member]
Disclosure of other financial assets [line items]
Total other financial assets	$ 47.8	$ 0.4